Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Balance (in shares) at Jun. 30, 2014		82,816,549
Balance at Jun. 30, 2014	$ 159,040	$ 443,100	$ (7,122)	$ (276,938)
Net income	3,655			3,655
Dividends	(42,350)			(42,350)
Common stock issuance (in shares)		13,468,040
Common stock issuance	75,200	$ 75,200
Conversion of debt to common stock (in shares)		18,342
Conversion of debt to common stock	108	$ 108
Repurchase of common stock (in shares)		(161,415)
Repurchase of common stock	(848)	$ (848)
Other comprehensive income	5,002		5,002
Balance (in shares) at Jun. 30, 2015		96,141,516
Balance at Jun. 30, 2015	199,807	$ 517,560	(2,120)	(315,633)
Net income	6,037			6,037
Dividends	(41,512)			(41,512)
Common stock issuance (in shares)		1,337,225
Common stock issuance	5,227	$ 5,227
Repurchase of common stock (in shares)		(5,575,226)
Repurchase of common stock	(25,797)	$ (25,797)
Other comprehensive income	2,133		2,133
Balance (in shares) at Jun. 30, 2016		91,903,515
Balance at Jun. 30, 2016	$ 145,895	$ 496,990	$ 13	$ (351,108)